PREPAYMENTS AND OTHER RECEIVABLES (Summary of Prepayments and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
PREPAYMENTS AND OTHER RECEIVABLES
Receivables from third party payment service providers	¥ 2,347		¥ 5,172	$ 360
Interest receivables	466		1,255	71
Deferred sponsorship and advertising expenses	175		139	27
Prepaid insurance	236		218	36
Deferred expense	2,513		2,332	385
Receivables for disposal of long-term investments	8,901		8,901	1,364
Deductible value-added input tax	11,648		11,602	1,785
Others	5,595		9,052	858
Less: allowance for doubtful accounts	(8,901)	$ (1,364)	(8,391)
Prepayments and other receivables, net	¥ 22,980		¥ 30,280	$ 3,522